INCOME TAXES (Details 2)	Mar. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
2036	$ 139,512
2037	4,727,276
Total	4,866,788
2018 Non-Expiring NOL	1,026,447
Net operating loss carryforwards	$ 5,893,235